PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Receivables
PREPAID EXPENSES AND OTHER RECEIVABLES

11. PREPAID EXPENSES AND OTHER RECEIVABLES

	Year ended March 31,
	$2026	2025
Group
Other receivables	4,500	4,500
Related Party receivable	144,320	-
VAT receivable	21,847	12,482
Prepayments	205,082	225,360
	375,749	242,342

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.

Prepayments include no prepaid invoices relating to the urcosimod product candidate.